CONSOLIDATED STATEMENTS OF FINANCIAL POSITION AS OF DECEMBER 31, 2020 AND 2019 - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 278,939	$ 62,721
Investments	19,284	19,780
Current trade receivables	196,020	156,676
Non-current	8,146	13,439
Other receivables	31,633	19,308
Current	1,577	4,527
Total current assets	535,599	276,451
Non-current assets
Non-current trade receivables	5,644	0
Investments	615	418
Other assets	6,954	7,796
Other receivables	9,629	8,810
Deferred tax assets	41,507	26,868
Investment in associates	3,154	3,776
Other non-current financial assets	15,147	1,683
Property and equipment	101,027	87,533
Intangible assets	86,721	27,110
Right-of-use asset	90,010	58,781
Goodwill	392,760	188,538
Total non-current assets	753,168	411,313
TOTAL ASSETS	1,288,767	687,764
Current liabilities
Trade payables	35,266	31,487
Payroll and social security taxes payable	111,881	72,252
Borrowings	907	1,198
Other financial liabilities	19,822	8,937
Lease liabilities	15,358	19,439
Tax liabilities	11,804	7,898
Income tax payable	10,511	4,612
Other liabilities	81	368
Total current liabilities	205,630	146,191
Non-current liabilities
Trade payables	5,240	5,500
Borrowings	25,061	50,188
Other financial liabilities	74,376	1,617
Lease liabilities	72,240	41,924
Deferred tax liabilities	13,698	1,028
Provisions for contingencies	12,583	2,602
Total non-current liabilities	203,198	102,859
TOTAL LIABILITIES	408,828	249,050
Capital and reserves
Issued capital	47,861	44,356
Additional paid-in capital	541,157	157,537
Other reserves	(2,674)	(2,557)
Retained earnings	293,595	239,378
Total equity	879,939	438,714
TOTAL EQUITY AND LIABILITIES	$ 1,288,767	$ 687,764